13F-HR
		Form 13F Holdings Report


                        UNITED STATES
               SECURITIES AND EXCHANGE COMMISION
                   Washington, D.C.  20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31,2003

Check here if Amendment  [  ]; Amendment Number
This Amendment (Check only one.):[   ] is a restatement
				[   ]  adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		The Keller Group Investment Management, Inc.
Address: 	18300 Von Karman Avenue
		Suite  600
		Irvine, CA  92612-1051

13F File Number: 	28-05785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedule, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Gregory S. Bruce
Title:	Controller
Phone:	949-476-0300
Signature, Place, and Date of Signing:


Gregory S. Bruce		Irvine, California	      February 10,2004

Report Type  (Check only one.):

[ X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total: 	56
Form 13F Information Table Value Total: 	$226717

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     5800   124457 SH       SOLE                   124457
American International Group   COM              026874107     6211    93704 SH       SOLE                    93704
Amgen Inc.                     COM              031162100      429     6934 SH       SOLE                     6934
Anadarko Petroleum Corp        COM              032511107     5825   114201 SH       SOLE                   114201
Automatic Data Processing      COM              053015103     5969   150705 SH       SOLE                   150705
Avanir                         CL A             05348P104       15    10000 SH       SOLE                    10000
Bank of New York Inc.          COM              064057102     6415   193682 SH       SOLE                   193682
Baxter International Conv 7%   PFD              071813406      782    14150 SH       SOLE                    14150
Baxter International Inc.      COM              071813109     5528   181134 SH       SOLE                   181134
Chevron Corp.                  COM              166751107      234     2706 SH       SOLE                     2706
Cisco Systems Inc.             COM              17275r102     9297   382740 SH       SOLE                   382740
Citigroup Inc                  COM              172967101     8371   172457 SH       SOLE                   172457
Comcast Corp Special Cl A      CL A SPL         20030n200     6513   208217 SH       SOLE                   208217
Corinthian College Inc         COM              218868107      210     3773 SH       SOLE                     3773
Costco Companies Inc           COM              22160k105     6804   182989 SH       SOLE                   182989
Diageo ADR                     SPON ADR NEW     25243q205     7092   134161 SH       SOLE                   134161
Duke Energy Corp               COM              264399106      335    16365 SH       SOLE                    16365
Eli Lilly & Company            COM              532457108     6279    89286 SH       SOLE                    89286
Enterasys Network Inc          COM              293637104       58    15521 SH       SOLE                    15521
Exxon Corp                     COM              30231g102      290     7073 SH       SOLE                     7073
Fannie Mae                     COM              313586109     6395    85197 SH       SOLE                    85197
First Data Corporation         COM              319963104     6465   157338 SH       SOLE            	    157338
Freddie Mac                    COM              313586109     7236   124080 SH       SOLE                   124080
General Dynamics Corp          COM              369550108     6680    73900 SH       SOLE                    73900
General Electric Company       COM              369604103     6447   208100 SH       SOLE                   208100
Gillette Co                    COM              375766102      209     5679 SH       SOLE                     5679
GlobalNet Corp                 COM              379399108        7    50000 SH       SOLE                    50000
Goldman Sachs Group Inc        COM              38141g104     7042    71326 SH       SOLE                    71326
Home Depot Inc                 COM              437076102     7535   212306 SH       SOLE                   212306
Impac Mortgage Holdings Inc    COM              45254P102      298    16353 SH       SOLE                    16353
Int'l Business Machines Corp   COM              459200101      548     5910 SH       SOLE                     5910
Intel Corp.                    COM              458140100      432    13408 SH       SOLE                    13408
JP Morgan Chase & Co           COM              46625h100      269     7326 SH       SOLE                     7326
Johnson & Johnson              COM              478160104      389     7536 SH       SOLE                     7536
Liberty Media - A              CL A             530718105     7302   614140 SH       SOLE                   614140
Microsoft Corp.                COM              594918104     7448   270437 SH       SOLE                   270437
Monsanto Corp                  COM              61166w101      708    24592 SH       SOLE                    24592
Nextwave Telecom Inc Cl B      CL B             65332m103     1548   483617 SH       SOLE                   483617
Oracle Corp                    COM              68389x105      698    52891 SH       SOLE                    52891
Pepsico Inc                    COM              713448108     6819   146274 SH       SOLE                   146274
Pfizer Inc.                    COM              717081103     7251   205244 SH       SOLE                   205244
Proctor & Gamble Co            COM              742718109      436     4366 SH       SOLE                     4366
Qualcomm Inc                   COM              747525103    21754   403373 SH       SOLE                   403373
S&P Dep Receipts Trust Series  UNIT SER 1       78462f103      642     5765 SH       SOLE                     5765
S B C Communications           COM              78387g103      315    12102 SH       SOLE                    12102
Samaritan Pharmaceuticals      COM              79586q108       20    53500 SH       SOLE                    53500
Schering-Plough                COM              806605101     5228   300640 SH       SOLE                   300640
Smith International            COM              832110100      639    15386 SH       SOLE                    15386
Sprint PCS Group               COM SER 1        852061506       78    13929 SH       SOLE                    13929
Sun Microsystems Inc.          COM              866810104      196    43696 SH       SOLE                    43696
United Parcle Service          CLB              911312106      231     3092 SH       SOLE                     3092
Wal Mart Stores Inc            COM              931142103     6345   119609 SH       SOLE                   119609
Walt Disney Co                 COM DISNEY       254687106     6744   289085 SH       SOLE                   289085
Washington Mutual Inc          COM              939322103     6635   165383 SH       SOLE                   165383
Waste Management Inc           COM              94106l109     6746   227913 SH       SOLE                   227913
Yum! Brands                    COM              988498101     6525   189694 SH       SOLE                   189694